UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813061.107

HIM-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 1,500,000	$ 1,518,360
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,149,510
		2,667,870
Arizona - 2.8%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,173,930
5.25% 10/1/20 (FSA Insured)	1,600,000	1,903,760
5.25% 10/1/21 (FSA Insured)	850,000	1,012,682
5.25% 10/1/26 (FSA Insured)	500,000	576,100
5.25% 10/1/28 (FSA Insured)	1,600,000	1,824,720
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,474,915
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,415,040
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,058,960
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,569,377
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,281,488
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,548,989
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	751,695
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,060,170
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,113,540
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,731,991
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,167,920
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,675,600
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,078,160
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,603,455
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	222,077
		31,244,569
California - 16.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,794,256
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16	3,400,000	4,064,190
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,212,000
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,717,632
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,115
5% 11/1/24	2,400,000	2,713,632
5% 6/1/27 (AMBAC Insured)	600,000	647,166
5% 9/1/27	1,410,000	1,545,557
5% 3/1/31	1,800,000	1,921,482
5% 9/1/31	1,500,000	1,612,770
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	885,214
5% 9/1/32	1,600,000	1,713,952
5% 9/1/33	1,800,000	1,924,236
5% 9/1/35	580,000	611,465
5.125% 11/1/24	600,000	646,386
5.25% 2/1/16	1,000,000	1,074,380
5.25% 2/1/24	1,000,000	1,068,150
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	517,885
5.25% 2/1/28	1,200,000	1,262,052
5.25% 2/1/33	2,000,000	2,062,680
5.25% 12/1/33	20,000	21,077
5.25% 3/1/38	3,900,000	4,191,057
5.25% 11/1/40	700,000	769,951
5.5% 8/1/27	2,100,000	2,463,132
5.5% 8/1/29	2,800,000	3,217,396
5.5% 8/1/30	2,000,000	2,274,100
5.5% 11/1/33	5,400,000	5,727,024
5.5% 3/1/40	1,000,000	1,122,440
5.6% 3/1/36	400,000	454,132
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 4,250,000	$ 5,054,398
6% 4/1/38	5,300,000	6,213,137
6% 11/1/39	11,700,000	13,781,413
6.5% 4/1/33	3,850,000	4,709,590
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	825,000	887,807
Series 2009 E, 5.625% 7/1/25	2,000,000	2,307,700
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,072,406
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	33,916
6.5% 10/1/38	1,375,000	1,634,298
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,308,576
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,944,800
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,143,156
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,083,310
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,047,030
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,089,100
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,807,264
5% 11/1/21	1,760,000	1,957,155
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,073,590
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,095,500
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,936,028
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,555,576
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,785,622
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,946,215
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,425,000	$ 1,552,310
Series 2009 G1, 5.75% 10/1/30	600,000	687,396
Series 2009 I:
6.125% 11/1/29	400,000	479,064
6.375% 11/1/34	1,000,000	1,156,760
Series 2010 A, 5.75% 3/1/30	1,000,000	1,148,750
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,878,822
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,084,530
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,325,857
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,403,169
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	637,721
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,412
5.75% 1/15/40	600,000	599,934
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,160,609
5% 6/1/45	1,000,000	1,002,060
5% 6/1/45 (FSA Insured)	105,000	105,343
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,188,080
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,611,190
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	329,529
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,330,680
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,045,750
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,105,950
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	1,000,000	1,043,870
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,093,540
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,913,350
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,141,954
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,019,730
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	359,110
Series B, 0% 8/1/39	3,700,000	839,123
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,881,086
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	470,260
6.5% 8/1/27	1,000,000	1,235,040
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,075,560
San Diego Unified School District Series 2008 C, 0% 7/1/39	3,000,000	718,980
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,275,065
San Marcos Unified School District Series A, 5% 8/1/38	1,000,000	1,086,590
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	743,490
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	433,264
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,880,419
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	733,870
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	666,070
5.5% 5/15/20 (AMBAC Insured)	740,000	751,329
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,825,211
Series 2009 O:
5.25% 5/15/39	500,000	557,500
5.75% 5/15/30	5,985,000	7,188,763
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	$ 1,000,000	$ 1,123,930
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,199,814
Series A, 5% 7/1/15	1,025,000	1,126,598
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	781,011
		189,131,539
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,810,000	1,966,619
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,013,412
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,195,704
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	896,154
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,080,960
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	160,000	137,859
Series A, 5% 7/1/14	570,000	575,900
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,665,044
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,111,992
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	978,735
Series 2010 A, 0% 9/1/41	2,000,000	306,780
Series 2010 C, 5.25% 9/1/25	1,000,000	1,022,820
		16,951,979
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,467,640
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,362,194
		5,829,834
District Of Columbia - 1.8%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,194,792
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,090,156
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,825,920
Series B, 4.75% 6/1/32	500,000	528,125
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,096,960
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	887,000
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,709,979
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,563,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	763,084
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,003,610
		19,662,926
Florida - 6.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,075,370
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,151,450
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,678,320
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,677,690
5% 6/1/17 (FSA Insured)	1,000,000	1,143,800
Series 2011 A1, 5% 6/1/20	1,000,000	1,133,760
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,799,400
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 624,108
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,944,297
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,951,601
Series 2006 E, 5% 6/1/35	700,000	776,503
Series A, 5.5% 6/1/38	400,000	458,548
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,104,570
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	588,365
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	801,792
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	751,876
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	528,679
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	80,764
Series 2006 G:
5% 11/15/16	95,000	109,814
5% 11/15/16 (Escrowed to Maturity)	5,000	5,950
5.125% 11/15/18	965,000	1,109,007
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,853
Series 2008 B, 6% 11/15/37	2,000,000	2,262,280
Series B:
5% 11/15/14	875,000	970,568
5% 11/15/14 (Escrowed to Maturity)	125,000	139,825
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,470,583
5% 7/1/19	2,230,000	2,469,970
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,450,730
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	688,764
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,000,000	1,005,490
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	$ 1,000,000	$ 1,040,220
Series 2009 B, 5% 10/1/18	4,790,000	5,133,443
Series Three 2010 D, 5% 10/1/38	1,600,000	1,760,672
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,123,931
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,622,250
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,134,680
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,466,842
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,092,680
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,263,420
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,015,200
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,259,495
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,089,380
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,221,319
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	540,790
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,516,550
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,711,472
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,479,230
		67,467,301
Georgia - 2.3%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,040,680
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,664,080
6.25% 11/1/39	3,500,000	4,090,835
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,376,000
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	898,458
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,470,204
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	$ 930,000	$ 999,648
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,802,400
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,815,007
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,767,154
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,886,762
		25,811,228
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,433,788
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,701,240
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,385,628
		3,086,868
Illinois - 12.0%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,172,483
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	830,990
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,640,084
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,776,652
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,673,554
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,060
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,820
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,469,588
Series 2011 C, 6.5% 1/1/41	2,300,000	2,757,907
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A, 5.5% 1/1/16 (AMBAC Insured) (d)	$ 250,000	$ 250,898
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,454,869
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,529,528
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,151,160
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,126,092
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,127
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,169,590
Series 2010 A, 5.25% 11/15/33	3,250,000	3,601,488
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,340,409
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	291,006
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,268,542
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,698,768
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,163,110
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	1,600,000	1,815,488
5.5% 2/15/38	1,000,000	1,053,390
Series 2010:
5% 2/15/22	1,000,000	1,086,720
5.25% 2/15/30	2,600,000	2,777,164
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,306,380
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,401,114
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,367,639
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,514,428
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 1,900,000	$ 2,001,479
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,623,909
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,653,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,943,162
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,748,490
Series 2009 D, 6.625% 11/1/39	1,445,000	1,684,379
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,091,020
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	2,900,000	2,936,975
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,212,431
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,332,540
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,280,730
Series 2008 A, 5.625% 1/1/37	3,025,000	3,128,395
Series 2009:
6.875% 8/15/38	80,000	89,584
7% 8/15/44	285,000	319,459
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,050
Series 2006:
5% 1/1/19	1,000,000	1,155,010
5.5% 1/1/31	1,000,000	1,196,160
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,457,547
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,109,140
5.25% 5/15/32 (FSA Insured)	360,000	379,645
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,052,490
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	600,270
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,053,754
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,517,140
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 1,000,000	$ 835,400
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,422,256
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	224,058
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	683,076
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,270,233
Lake County Forest Preservation District Series 2007 A, 0.716% 12/15/13 (c)	860,000	848,330
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,944,811
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,396,880
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	640,360
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,348,378
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	660,972
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,005,323
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	771,666
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,842,289
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	288,300
Series 2010 B1:
0% 6/15/43 (FSA Insured)	4,810,000	863,780
0% 6/15/45 (FSA Insured)	2,600,000	417,118
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,245
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,095,960
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,122,750
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,700,000	$ 3,492,948
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,235,808
Series 2009 A, 5.75% 4/1/38	2,940,000	3,249,729
Series 2010 A:
5% 4/1/25	1,000,000	1,138,350
5.25% 4/1/30	1,000,000	1,115,730
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	527,720
0% 11/1/14 (FSA Insured)	460,000	436,144
0% 11/1/16 (Escrowed to Maturity)	275,000	261,300
0% 11/1/16 (FSA Insured)	825,000	725,002
0% 11/1/19 (Escrowed to Maturity)	790,000	691,866
0% 11/1/19 (FSA Insured)	5,085,000	3,931,417
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	958,350
		134,324,806
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	2,029,717
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,681,684
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,079,030
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,177,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,244,340
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,406,034
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	892,320
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,107,530
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,124,490
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,097,283
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	769,039
5% 7/1/35	500,000	560,700
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,144,580
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	786,786
		23,101,233
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,693
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,324,920
		1,395,613
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,150,230
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	376,945
5.25% 11/15/16	955,000	1,067,891
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,127,980
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,000,000	1,015,560
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	326,931
5% 11/15/17	500,000	569,500
		6,635,037
Kentucky - 1.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,526,530
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 1,000,000	$ 1,091,500
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,056,630
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,793,375
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	6,150,000	6,520,845
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,344,772
		17,333,652
Louisiana - 0.8%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,853,920
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,735,680
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,079,240
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,768,150
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,240
0% 9/1/15 (AMBAC Insured)	700,000	629,258
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	320,000	324,483
		8,453,971
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,234,959
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,040,560
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,413,230
		3,688,749
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	558,990
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 450,000	$ 456,260
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	1,665,000	1,738,044
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,137,810
Series 2010, 5.125% 7/1/39	900,000	970,938
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	775,690
6% 1/1/38	2,800,000	2,979,900
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,045,380
		9,663,012
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,559,544
Series I, 6.75% 1/1/36	1,000,000	1,104,860
Massachusetts Gen. Oblig.:
Series 2007 A, 0.819% 5/1/37 (c)	1,000,000	779,770
Series 2007 C, 5.25% 8/1/24	2,200,000	2,651,594
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,042,920
5.125% 7/1/38	1,000,000	1,032,180
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,051,270
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,653,500
5% 8/15/30	4,500,000	5,013,675
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	713,214
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,012
		20,612,539
Michigan - 2.5%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,827,908
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,100,000	$ 1,253,868
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,263,570
Series 2006, 5% 7/1/36	2,800,000	2,827,440
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,712,580
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,957,662
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,205,680
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,536,682
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,729,104
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,113,160
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	575,940
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,247,972
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,006,380
Series 2008 A, 5.75% 5/15/38	1,000,000	1,084,180
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,955,175
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	796,730
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	741,090
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,105,050
		27,940,171
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,819,163
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,865,000	4,038,964
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,078,890
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,167,200
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,294,073
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,100,143
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,421,910
Series 2003 11, 5.25% 12/1/18	1,000,000	1,063,410
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,141,140
Series 2009, 5.75% 7/1/39	1,600,000	1,731,072
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,054,760
		16,910,725
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	878,229
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,987,920
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.853% 12/1/17 (c)	1,100,000	917,928
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,469,169
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	1,095,860
		3,482,957
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,037,610
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,154,240
5.625% 7/1/32	3,000,000	3,416,700
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100)	$ 1,000,000	$ 1,041,490
5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,041,490
		7,691,530
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,888,884
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,609
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,146,980
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,069,930
New Hampshire Tpk. Sys. Rev. 5% 4/1/20	1,325,000	1,622,913
		5,830,316
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	833,707
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,113,420
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,630
5.25% 3/1/23	2,000,000	2,198,080
5.25% 3/1/25	1,500,000	1,650,930
5.25% 3/1/26	915,000	1,001,312
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,154,810
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,854,896
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,102,700
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	493,368
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,066,790
		13,576,643
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	$ 2,000,000	$ 2,365,880
New York - 9.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,500,000	1,602,435
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,753,216
5.75% 5/1/25 (FSA Insured)	600,000	645,276
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,800,000	2,032,452
Series A:
5% 2/15/47	2,000,000	2,060,000
5% 2/15/47	1,200,000	1,236,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,539,048
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	1,000,000	1,078,140
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100)	880,000	940,711
Series 2005 G, 5% 8/1/15	1,000,000	1,144,820
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,774,980
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,355,400
Series 2009 I-1, 5.625% 4/1/29	600,000	732,336
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	620,058
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	507,020
Series 2003 A, 5.125% 6/15/34	2,000,000	2,028,080
Series 2003 E, 5% 6/15/34	1,600,000	1,669,664
Series 2005 D:
5% 6/15/37	400,000	435,600
5% 6/15/38	1,300,000	1,414,816
5% 6/15/39	500,000	543,990
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,491,238
Series 2009 A, 5.75% 6/15/40	2,300,000	2,687,228
Series 2009 CC, 5% 6/15/34	2,100,000	2,302,146
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,346,855
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 FF 2, 5.5% 6/15/40	$ 3,000,000	$ 3,430,470
Series 2011 EE, 5.375% 6/15/43	1,900,000	2,177,267
Series 2012 AA, 5% 6/15/44	1,800,000	1,998,792
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,157,660
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,465,040
Series 2009 S4:
5.5% 1/15/39	850,000	950,725
5.75% 1/15/39	1,600,000	1,819,296
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32	1,300,000	1,354,197
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,058,170
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,009,480
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,630,808
Series 2008 B, 5.75% 3/15/36	3,400,000	3,980,788
Series 2009 A, 5% 2/15/34	1,100,000	1,223,079
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	850,000	884,884
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,084,050
Series 2007 B, 5.25% 7/1/24	200,000	214,664
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,970
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,544,750
Series 2009 B, 5% 11/15/34	1,200,000	1,333,740
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,341,427
Series 2008 A, 5.25% 11/15/36	3,700,000	3,993,928
Series 2008 C, 6.5% 11/15/28	1,000,000	1,232,650
Series 2010 D, 5.25% 11/15/40	1,400,000	1,552,516
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,651,620
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,791,968
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	$ 1,500,000	$ 1,767,345
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,263,944
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	930,000	951,948
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,062,360
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,491,287
Series 2003 B, 5.5% 6/1/18	920,000	936,091
Series 2003B 1C:
5.5% 6/1/19	1,600,000	1,712,160
5.5% 6/1/21	5,000,000	5,335,250
5.5% 6/1/22	1,500,000	1,597,665
Series 2011:
5% 6/1/17	2,300,000	2,705,513
5% 6/1/17	2,200,000	2,587,882
		107,267,893
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	501,785
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,488,760
		1,990,545
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,025,930
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,156,430
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,300,841
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,287,852
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,370,123
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18 (Pre-Refunded to 2/1/14 @ 100)	1,000,000	1,091,710
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	$ 1,000,000	$ 1,143,090
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,722,736
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,110,790
Series 2010 B, 5% 1/1/20	1,300,000	1,587,222
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,495,086
		15,291,810
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	800,040
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,465,186
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,304,562
		4,569,788
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1:
5% 6/1/16	800,000	859,072
5% 6/1/17	925,000	993,728
Series 2007 A2:
5.75% 6/1/34	2,000,000	1,488,480
6.5% 6/1/47	1,000,000	814,270
Series A-2, 5.875% 6/1/47	400,000	296,720
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,033,470
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,439,748
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,692,570
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,521,506
		10,139,564
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,695,000	$ 1,880,569
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,143,420
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,346,234
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,737,840
		8,108,063
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,232,712
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	610,255
5.75% 8/1/26	1,000,000	1,211,050
5.75% 8/1/28	500,000	601,170
5.75% 8/1/29	500,000	599,175
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,277,160
		5,531,522
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	981,504
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,216,765
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,395,025
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,629,197
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	875,504
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	498,068
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,151,016
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,011,780
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,595,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2009 D, 5.5% 12/1/41	$ 2,400,000	$ 2,609,496
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	519,515
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,488
Ninth Series, 5.25% 8/1/40	800,000	824,872
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	691,566
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	212,424
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,608,700
		20,974,320
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,581,975
Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,053,670
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	656,502
5.75%, tender 7/1/17 (c)	1,100,000	1,217,007
Series N, 5.5% 7/1/22	1,100,000	1,182,852
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	553,896
Series 2009 A, 6% 8/1/42	1,400,000	1,577,842
		8,823,744
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,095,310
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	2,200,000	2,300,628
		3,395,938
South Carolina - 1.8%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,896,888
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,120,360
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,166,550
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,073,600
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20 (b)	2,500,000	3,059,925
Series 2012 C:
5% 12/1/14 (b)	2,000,000	2,151,980
5% 12/1/18 (b)	1,000,000	1,173,890
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,555,550
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,116,967
		20,315,710
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,058,650
5% 12/15/15	1,500,000	1,622,385
5% 12/15/16	1,500,000	1,587,420
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,095,810
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	1,400,000	1,431,766
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,982,973
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,841,408
		10,620,412
Texas - 11.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,320,408
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,198,690
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,282,970
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bastrop Independent School District Series 2007, 5.25% 2/15/42	$ 5,000,000	$ 5,460,800
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	333,462
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	924,696
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,723,275
Series 2008A, 5.25% 2/1/23	2,240,000	2,688,538
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,204,250
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,117,342
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,343,174
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,171,903
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,664,000
Series 2009 A, 5% 11/1/24	1,000,000	1,108,790
Series A:
5% 11/1/42	3,000,000	3,196,560
5.25% 11/1/12 (d)	1,000,000	1,034,400
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	375,795
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,280,000	1,330,458
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,619,490
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,481,016
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,870
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,542,840
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,333,650
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,733,120
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	724,310
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.: - continued
5.25% 10/1/24	$ 370,000	$ 404,836
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	230,000	257,931
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,418,340
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,091,780
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,404,538
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,015,740
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,630,997
0% 8/15/13	1,300,000	1,292,655
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	941,090
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,994,886
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,110,083
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	1,009,869
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	779,289
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,122,850
Lewisville Independent School District 0% 8/15/19	2,340,000	2,027,797
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,226,280
Longview Independent School District 5% 2/15/37	1,000,000	1,144,830
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,382,849
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	712,145
Series C, 5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000,000	1,064,020
Mansfield Independent School District 5.5% 2/15/17	25,000	25,109
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,275,313
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,022,090
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	$ 1,000,000	$ 1,160,430
Series 2008 A, 6% 1/1/24	2,000,000	2,373,920
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,092,894
Series 2009 A, 6.25% 1/1/39	1,800,000	2,036,556
Series 2011 A, 6% 9/1/41	1,000,000	1,203,730
Northwest Texas Independent School District 5.5% 8/15/21	170,000	178,604
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	439,560
5.375% 8/15/37	2,000,000	2,255,720
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,832,263
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,827,218
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,163,150
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,539,062
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,685,278
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	449,244
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,612,410
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,289,519
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,377,729
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,607,115
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,046,441
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,687,104
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,352,508
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,560,034
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	$ 2,175,000	$ 2,224,721
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,182,450
5% 4/1/23	1,500,000	1,756,515
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,899,952
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100)	1,000,000	1,023,400
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,956,088
5.5% 2/15/37	2,100,000	2,353,281
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,325,000	1,364,180
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	115,000	118,401
		125,959,601
Utah - 0.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,135,340
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,339,908
		2,475,248
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	833,395
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,858,648
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,064,100
		4,756,143
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,328,040
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	435,872
		4,763,912
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 877,400
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21 (b)	4,000,000	4,989,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,080,358
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,201,800
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,070
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,080
5% 1/1/35	2,000,000	2,104,940
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,067,964
Series 2009, 5.25% 1/1/42	1,000,000	1,109,810
Series 2010, 5% 1/1/50	1,300,000	1,423,123
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,065,680
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,113,740
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,050
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,068,672
Series S5, 0% 1/1/18	2,230,000	2,029,523
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,557,280
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,113,830
Series 2010 A, 5% 8/15/18	2,295,000	2,541,070
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	1,000,000	1,098,890
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,574,314
5.7% 7/1/38	2,270,000	2,439,160
		39,685,754
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,000,000	$ 1,085,000
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	345,000	351,693
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	400,000	408,088
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	335,000
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	65,252
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100)	1,095,000	1,098,898
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	526,085
5.75% 7/1/30	500,000	539,710
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,018,640
Series B, 6% 2/15/25	1,500,000	1,501,920
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	826,013
		6,671,299
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,899,274
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $986,287,836)	1,073,486,425
NET OTHER ASSETS (LIABILITIES) - 3.9%	44,047,233
NET ASSETS - 100%	$ 1,117,533,658
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $985,950,437. Net unrealized appreciation aggregated $87,535,988, of which $89,355,044 related to appreciated investment securities and $1,819,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012